T. ROWE PRICE Real Assets Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS 0.0%
TRUSTS & FUNDS 0.0%
Trusts & Mutual Funds 0.0%
Sprott Physical Uranium Trust (CAD) (1)(2) 240,000 4,970
Total Trusts & Funds 4,970
Total Closed-End Mutual Funds (Cost $5,859) 4,970
COMMON STOCKS 93.6%
COMMUNICATION SERVICES 0.1%
Integrated Telecommunication Services 0.1%
Cellnex Telecom (EUR)  349,511 12,364
Total Communication Services 12,364
CONSUMER DISCRETIONARY 1.0%
Homebuilding 0.2%
Persimmon (GBP)  1,289,993 21,389
21,389
Hotels, Resorts, & Cruise Lines 0.8%
Hilton Worldwide Holdings  208,960 44,573
InterContinental Hotels Group (GBP)  123,861 12,871
Kyoritsu Maintenance (JPY) (1) 371,400 8,599
Marriott International, Class A  57,423 14,488
80,531
Total Consumer Discretionary 101,920
CONSUMER STAPLES 0.0%
Agricultural Products & Services 0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2,705 (2)(3)(4) 146,479 765
Total Consumer Staples 765
ENERGY 18.3%
Coal & Consumable Fuels 0.6%
Cameco  888,578 38,493
NAC Kazatomprom, GDR  518,826 20,960
59,453
Integrated Oil & Gas 6.0%
BP, ADR  1,794,335 67,611
Chevron  474,637 74,869
Equinor (NOK)  1,071,526 28,732
Exxon Mobil  1,384,071 160,884
Galp Energia (EUR)  1,652,603 27,322

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OMV (EUR)  459,200 21,749
Shell (GBP)  2,769,625 91,895
Suncor Energy (CAD)  1,469,514 54,233
TotalEnergies (EUR)  1,383,402 95,163
622,458
Oil & Gas Drilling 0.4%
Noble  486,070 23,570
Seadrill (2) 353,487 17,780
41,350
Oil & Gas Equipment & Services 2.1%
Baker Hughes  936,233 31,364
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530 (2)(3)(4)(5) 2,530,088 1,467
Expro Group Holdings (2) 161,682 3,229
Halliburton  1,183,947 46,671
Schlumberger  1,379,009 75,584
TechnipFMC  1,749,911 43,940
Tenaris, ADR  453,543 17,811
220,066
Oil & Gas Exploration & Production 6.0%
Canadian Natural Resources (CAD)  974,693 74,353
Chesapeake Energy  303,597 26,969
ConocoPhillips  1,058,444 134,719
Diamondback Energy  320,553 63,524
EOG Resources  541,101 69,174
EQT  973,839 36,100
Hess  489,366 74,697
Kosmos Energy (2) 3,161,777 18,844
Pioneer Natural Resources  227,904 59,825
Range Resources  798,455 27,491
Southwestern Energy (2) 4,019,976 30,471
616,167
Oil & Gas Refining & Marketing 1.5%
Marathon Petroleum  364,517 73,450
Phillips 66  152,022 24,831
Valero Energy  330,783 56,462
154,743
Oil & Gas Storage & Transportation 1.7%
Enbridge  1,770,237 64,047
Kinder Morgan  614,784 11,275
Targa Resources  352,652 39,494

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  1,652,267 64,389
179,205
Total Energy 1,893,442
INDUSTRIALS & BUSINESS SERVICES 1.8%
Construction & Engineering 0.1%
Quanta Services  57,676 14,984
14,984
Electrical Components & Equipment 0.3%
Hubbell  40,038 16,617
Schneider Electric (EUR)  64,380 14,555
31,172
Industrial Machinery & Supplies & Components 0.2%
Sandvik (SEK)  967,618 21,482
21,482
Rail Transportation 1.2%
Canadian National Railway (CAD)  172,978 22,778
Canadian Pacific Kansas City (1) 257,331 22,689
CSX  583,123 21,616
Norfolk Southern  127,127 32,401
Union Pacific  83,348 20,498
119,982
Trading Companies & Distributors 0.0%
Yellow Cake (GBP) (2) 614,974 4,671
4,671
Total Industrials & Business Services 192,291
MATERIALS 35.1%
Aluminum 0.7%
Alcoa  384,794 13,002
Aluminium Bahrain (BHD)  3,809,069 12,326
Aluminum Corp of China, Class H (HKD)  8,810,000 5,610
China Hongqiao Group (HKD) (1) 5,120,000 5,770
Hindalco Industries (INR)  1,495,928 10,129
Norsk Hydro (NOK)  3,982,765 21,887
68,724
Commodity Chemicals 0.2%
LG Chem (KRW)  37,676 12,286
Lotte Chemical (KRW)  87,387 7,744
20,030
Construction Materials 0.3%
Vulcan Materials  94,907 25,902
25,902

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Copper 3.5%
Amman Mineral Internasional (IDR) (2) 13,646,100 7,534
Capstone Copper (CAD) (2) 2,573,064 16,374
ERO Copper (CAD) (1)(2) 2,817,373 54,328
First Quantum Minerals (CAD)  1,744,249 18,749
Freeport-McMoRan  4,691,982 220,617
Southern Copper (1) 437,495 46,602
364,204
Diversified Chemicals 0.3%
BASF (EUR)  220,892 12,623
Huntsman  610,848 15,900
28,523
Diversified Metals & Mining 9.3%
Adriatic Metals, CDI (AUD) (2) 6,260,692 16,103
Anglo American (GBP)  2,794,476 68,864
BHP Group (AUD)  10,379,424 300,110
Boliden (SEK)  1,009,597 28,034
Filo (CAD) (2) 796,159 13,901
Foran Mining (CAD) (1)(2) 2,288,745 7,029
Foran Mining (CAD) (2) 1,776,779 5,184
Glencore (GBP)  25,629,605 140,644
Grupo Mexico, Series B (MXN)  4,332,522 25,797
Ivanhoe Electric (1)(2) 2,425,551 23,770
Ivanhoe Mines, Class A (CAD) (1)(2) 7,680,160 91,625
Meridian Mining U.K. Societas (CAD) (1)(2) 1,808,262 541
MMC Norilsk Nickel (RUB) (4) 75,310 —
MP Materials (1)(2) 443,200 6,338
NGEx Minerals (CAD) (2) 2,001,892 12,932
Rio Tinto (AUD)  216,646 17,194
Rio Tinto (GBP)  1,681,871 106,336
South32 (AUD)  9,831,882 19,185
Teck Resources, Class B  1,671,736 76,532
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (2)(3)(4) 62,199 1,258
961,377
Fertilizers & Agricultural Chemicals 0.5%
CF Industries Holdings  371,937 30,949
Mosaic  487,300 15,818
46,767
Forest Products 0.5%
Louisiana-Pacific  263,817 22,137
West Fraser Timber (CAD)  296,759 25,624
47,761

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gold 8.9%
Agnico Eagle Mines (CAD)  776,973 46,330
Agnico Eagle Mines  290,041 17,301
Alamos Gold, Class A (CAD) (1) 2,671,652 39,388
Alamos Gold, Class A  1,128,788 16,650
Anglogold Ashanti (ZAR)  348,869 7,789
Barrick Gold  1,622,935 27,006
Bellevue Gold (AUD) (2) 12,025,602 14,789
Capricorn Metals (AUD) (2) 6,794,494 22,791
Centamin (GBP)  10,232,163 14,573
Emerald Resources (AUD) (2) 19,732,706 37,721
Endeavour Mining (CAD) (1) 167,179 3,397
Evolution Mining (AUD)  956,385 2,235
Franco-Nevada (CAD)  1,075,698 128,174
G Mining Ventures (CAD) (1)(2) 9,272,907 12,938
Genesis Minerals (AUD) (2) 1,090,609 1,319
Gold Fields (ZAR)  1,978,523 31,740
Harmony Gold Mining (ZAR)  122,653 1,014
Karora Resources (CAD) (2) 7,456,916 27,966
Kinross Gold  1,997,132 12,242
Lundin Gold (CAD)  1,502,907 21,125
New Gold (CAD) (1)(2) 797,115 1,342
Newmont  1,397,289 50,079
Newmont, CDI (AUD)  920,485 32,388
Northern Star Resources (AUD)  8,137,522 76,782
Ora Banda Mining (AUD) (2) 5,256,724 959
Osisko Gold Royalties (CAD) (1) 2,006,280 32,926
Osisko Mining (CAD) (1)(2) 11,332,075 23,257
Osisko Mining, Warrants, 8/28/24 (CAD) (2) 1,873,988 —
Polyus (RUB) (2)(4) 63,061 —
Predictive Discovery (AUD) (2) 40,036,213 5,879
Red 5 (AUD) (2) 46,687,402 11,579
Royal Gold  233,250 28,412
Skeena Resources (CAD) (1)(2) 2,311,834 10,633
Snowline Gold (CAD) (2) 1,860,950 8,284
Wesdome Gold Mines (CAD) (2) 4,783,339 35,631
Wheaton Precious Metals (CAD)  2,235,522 105,294
Zijin Mining Group, Class H (HKD)  8,346,000 16,720
926,653
Industrial Gases 1.4%
Air Liquide (EUR)  198,318 41,260
Linde  227,717 105,733
146,993

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metal Glass & Plastic Containers 0.2%
Ball  353,210 23,792
23,792
Paper & Plastic Packaging Products & Materials 0.2%
Packaging Corp. of America  132,664 25,177
25,177
Precious Metals & Minerals 1.1%
Alrosa (RUB) (4) 19,084,530 —
Anglo American Platinum (ZAR)  726,417 29,470
ARE Holdings (JPY) (1) 192,700 2,459
Fresnillo (GBP)  59,866 354
Impala Platinum Holdings (ZAR)  4,892,269 20,211
Industrias Penoles (MXN) (1)(2) 1,014,388 14,418
Northam Platinum Holdings (ZAR)  4,087,022 24,355
Sibanye Stillwater (ZAR)  12,803,500 14,653
SilverCrest Metals (CAD) (1)(2) 560,563 3,737
109,657
Silver 0.1%
Aya Gold & Silver (CAD) (1)(2) 1,441,905 12,412
12,412
Specialty Chemicals 1.3%
HB Fuller  191,600 15,278
International Flavors & Fragrances  213,426 18,353
RPM International  176,633 21,011
Sherwin-Williams  122,817 42,658
Shin-Etsu Chemical (JPY)  922,200 40,109
137,409
Steel 6.6%
ArcelorMittal (EUR)  1,100,125 30,239
BlueScope Steel (AUD)  504,685 7,849
Champion Iron (AUD)  2,492,112 12,031
Cleveland-Cliffs (2) 705,299 16,039
Commercial Metals  229,126 13,466
Hoa Phat Group (VND) (2) 55,293,000 67,458
JFE Holdings (JPY)  803,000 13,474
JSW Steel (INR)  709,566 7,117
Nippon Steel (JPY) (1) 2,280,800 55,265
Nucor  732,934 145,048
Reliance  247,014 82,547
SSAB, Class A (SEK)  2,130,691 15,744
SSAB, Class B (SEK) (1) 865,583 6,391
Steel Dynamics  821,130 121,716
Tata Steel (INR)  9,372,922 17,615

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vale, ADR  4,381,382 53,409
voestalpine (EUR)  20,629 579
Warrior Met Coal  241,951 14,686
680,673
Total Materials 3,626,054
REAL ESTATE 36.3%
Data Center Real Estate Investment Trusts 2.7%
Digital Core REIT Management  11,877,300 7,126
Equinix, REIT  326,487 269,459
276,585
Diversified Real Estate Activites 1.6%
Kerry Properties (HKD)  4,244,500 7,776
Mitsubishi Estate (JPY)  1,980,000 36,420
Mitsui Fudosan (JPY)  7,771,200 84,576
Sun Hung Kai Properties (HKD)  3,875,500 37,436
166,208
Diversified Real Estate Investment Trusts 0.0%
Tokyu REIT (JPY)  579 611
611
Health Care Real Estate Investment Trusts 2.6%
Healthcare Realty Trust, REIT  1,878,810 26,585
Ventas, REIT  1,880,252 81,866
Welltower, REIT  1,730,994 161,744
270,195
Hotel & Resort Real Estate Investment Trusts 1.1%
Apple Hospitality REIT, REIT  2,629,648 43,073
Host Hotels & Resorts, REIT  1,279,870 26,468
Invincible Investment (JPY)  71,554 32,142
Pebblebrook Hotel Trust, REIT (1) 955,219 14,720
116,403
Industrial Real Estate Investment Trusts 7.2%
EastGroup Properties, REIT  327,593 58,891
Goodman Group (AUD)  2,424,046 53,395
Granite Real Estate Investment Trust (CAD) (1) 219,826 12,546
Industrial & Infrastructure Fund Investment (JPY)  2,005 1,796
Mapletree Industrial Trust (SGD)  10,727,300 18,589
Mitsui Fudosan Logistics Park (JPY)  7,320 21,808
Prologis, REIT  2,445,837 318,497
Rexford Industrial Realty, REIT  2,185,397 109,926
Segro (GBP)  3,162,374 36,056
Terreno Realty, REIT  1,374,073 91,239

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Warehouses De Pauw (EUR)  644,908 18,389
741,132
Multi-Family Residential Real Estate Investment Trusts 4.6%
Apartment Investment & Management, Class A, REIT (2) 582,815 4,773
AvalonBay Communities, REIT  698,262 129,570
Boardwalk Real Estate Investment Trust (CAD) (1) 325,925 18,787
Camden Property Trust, REIT  426,610 41,978
Canadian Apartment Properties REIT (CAD) (1) 410,471 14,088
Comforia Residential REIT (JPY)  9,181 19,741
Equity Residential, REIT  1,822,816 115,038
Essex Property Trust, REIT  505,691 123,798
UNITE Group (GBP)  969,470 11,993
479,766
Office Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, REIT  257,826 33,236
Derwent London (GBP)  737,523 20,209
Douglas Emmett, REIT (1) 1,390,452 19,286
Gecina (EUR)  201,474 20,579
Kilroy Realty, REIT  1,119,716 40,791
SL Green Realty, REIT  184,952 10,197
144,298
Other Specialized Real Estate Investment Trusts 0.5%
Gaming & Leisure Properties, REIT  1,099,493 50,654
50,654
Real Estate Development 0.1%
Katitas (JPY) (1) 687,700 9,081
WHA (THB)  45,981,300 5,999
15,080
Real Estate Operating Companies 0.7%
LEG Immobilien (EUR) (2) 477,200 40,987
StorageVault Canada (CAD)  3,533,173 13,459
Wharf Real Estate Investment (HKD)  6,788,000 22,101
76,547
Real Estate Services 0.1%
CBRE Group, Class A (2) 128,031 12,450
12,450
Retail Real Estate Investment Trusts 4.5%
Acadia Realty Trust, REIT  3,209,510 54,594
CapitaLand Integrated Commercial Trust (SGD)  21,001,300 30,793
Federal Realty Investment Trust, REIT  73,768 7,533
Kimco Realty, REIT  1,071,266 21,008
Nexus Select Trust (INR)  6,942,581 10,677
Regency Centers, REIT  1,989,705 120,497

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scentre Group (AUD)  20,605,514 45,508
Simon Property Group, REIT  1,147,116 179,512
470,122
Self-Storage Real Estate Investment Trusts 3.2%
Big Yellow Group (GBP)  1,179,954 15,831
CubeSmart, REIT  1,595,754 72,160
Extra Space Storage, REIT  227,715 33,474
Public Storage, REIT  605,805 175,720
Shurgard Self Storage (EUR)  654,461 29,193
326,378
Single-Family Residential Real Estate Investment Trusts 2.5%
American Homes 4 Rent, Class A, REIT  2,800,100 102,988
Equity LifeStyle Properties, REIT  1,469,547 94,639
Sun Communities, REIT  505,912 65,050
262,677
Telecom Tower Real Estate Investment Trusts 2.7%
American Tower, REIT  865,662 171,046
Crown Castle, REIT  403,018 42,651
SBA Communications, REIT  287,303 62,259
275,956
Timber Real Estate Investment Trusts 0.8%
Rayonier, REIT  784,122 26,064
Weyerhaeuser, REIT  1,501,059 53,903
79,967
Total Real Estate 3,765,029
UTILITIES 0.9%
Electric Utilities 0.6%
FirstEnergy  308,474 11,913
NextEra Energy  391,296 25,008
PG&E  702,539 11,775
Southern  224,272 16,089
64,785
Multi-Utilities 0.3%
Ameren  126,191 9,333
CenterPoint Energy  307,201 8,752
Dominion Energy  222,415 10,941
29,026
Total Utilities 93,811
Total Miscellaneous Common Stocks  0.1% (6) 9,600
Total Common Stocks (Cost $8,353,241) 9,695,276

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 1.5%
CONSUMER STAPLES 0.0%
Agricultural Products & Services 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $8 (2)(3)(4) 397 2
Total Consumer Staples 2
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (2)(3)(4) 699,536 909
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $940 (2)(3)(4) 983,766 1,279
Total Industrials & Business Services 2,188
MATERIALS 1.5%
Copper 0.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (2)(3)(4) 64,540 8,577
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (2)(3)(4) 252,242 33,521
42,098
Diversified Metals & Mining 1.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (2)(3)(4) 666,457 48,891
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (2)(3)(4) 464,875 34,103
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (2)(3)(4) 141,490 10,380
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $2,367 (2)(3)(4) 171,757 2,367
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (2)(3)(4) 121,855 2,464
98,205
Specialty Chemicals 0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143 (2)
(3)(4) 696,477 9,395
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (2)(3)(4) 234,786 3,082
12,477
Total Materials 152,780
Total Convertible Preferred Stocks (Cost $99,522) 154,970

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 1.4%
Global X Copper Miners ETF  658,340 27,933
iShares U.S. Home Construction ETF (1) 111,488 12,907
SPDR S&P Homebuilders ETF (1) 453,534 50,610
SPDR S&P Oil & Gas Exploration & Production ETF (1) 171,496 26,570
VanEck Vectors Oil Services ETF (1) 70,267 23,633
Total Equity Mutual Funds (Cost $91,014) 141,653
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $142 (2)(3)(4)(5) 141,772 149
Total Energy 149
Total Preferred Stocks (Cost $142) 149
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.2%
T. Rowe Price Treasury Reserve Fund, 5.37% (7)(8) 227,710,961 227,711
227,711
U.S. Treasury Obligations 0.8%
U.S. Treasury Bills, 5.402%, 5/9/24 (9) 78,037,000 77,604
77,604
Total Short-Term Investments (Cost $305,316) 305,315
SECURITIES LENDING COLLATERAL 2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 147,972,736 147,973
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 147,973

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 129,964,990 129,965
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 129,965
Total Securities Lending Collateral (Cost $277,938) 277,938
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Written 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
S&P 500 Index,
Put, 5/17/24 @
$4,990.00 (2) 382 200,716 768
UBS Investment Bank
S&P 500 Index,
Put, 5/17/24 @
$4,745.00 (2) 843 442,942 712
Total Options Purchased (Cost $3,223) 1,480
Total Investments in Securities 102.2%
(Cost $9,136,255) $ 10,581,751
Other Assets Less Liabilities (2.2)% (226,266)
Net Assets 100.0% $ 10,355,485
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$158,609 and represents 1.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M ADBB Six month AUD bank bill
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLP Chilean Peso
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
THB Thai Baht
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
Goldman Sachs, Pay Underlying
Reference: SPDR S&P Retail ETF Monthly,
Receive Variable 3.167% (SOFR + (1.80)%)
Monthly, 1/18/26 27,477 (1,183) — (1,183)
Total Bilateral Total Return Swaps — (1,183)
Total Bilateral Swaps — (1,183)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Interest Rate Swaps 0.0%
10 Year Interest Rate Swap, Receive
Fixed 4.341% Semi-Annually, Pay Variable
4.468% (6M ADBB) Semi-Annually, 2/9/34
(AUD) 53,509 364 — 364
10 Year Interest Rate Swap, Receive
Fixed 4.343% Semi-Annually, Pay Variable
4.468% (6M ADBB) Semi-Annually, 2/9/34
(AUD) 52,804 364 — 364
10 Year Interest Rate Swap, Receive
Fixed 4.366% Semi-Annually, Pay Variable
4.468% (6M ADBB) Semi-Annually, 2/9/34
(AUD) 52,804 430 — 430
10 Year Interest Rate Swap, Receive
Fixed 4.368% Semi-Annually, Pay Variable
4.477% (6M ADBB) Semi-Annually,
2/13/34 (AUD) 53,237 436 — 436
10 Year Interest Rate Swap, Receive
Fixed 4.370% Semi-Annually, Pay Variable
4.468% (6M ADBB) Semi-Annually, 2/9/34
(AUD) 132,009 1,101 — 1,101
10 Year Interest Rate Swap, Receive
Fixed 4.370% Semi-Annually, Pay Variable
4.477% (6M ADBB) Semi-Annually,
2/13/34 (AUD) 53,236 443 — 443
10 Year Interest Rate Swap, Receive
Fixed 4.375% Semi-Annually, Pay Variable
4.468% (6M ADBB) Semi-Annually, 2/9/34
(AUD) 52,804 455 — 455

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive
Fixed 4.381% Semi-Annually, Pay Variable
4.477% (6M ADBB) Semi-Annually,
2/13/34 (AUD) 59,395 529 — 529
Total Centrally Cleared Interest Rate Swaps 4,122
Total Centrally Cleared Swaps 4,122
Net payments (receipts) of variation margin to date (4,682)
Variation margin receivable (payable) on centrally cleared swaps $ (560)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/15/24 USD 70,409 SEK 718,340 $ 3,253
Barclays Bank 4/15/24 CLP 25,779,516 USD 26,151 146
Barclays Bank 4/15/24 GBP 147,346 USD 188,405 (2,415)
Barclays Bank 4/18/24 USD 17,484 IDR 277,738,329 (10)
Barclays Bank 5/15/24 IDR 277,738,329 USD 17,471 4
BNP Paribas 4/15/24 CLP 30,076,102 USD 31,107 (428)
Citibank 4/18/24 USD 96,396 ILS 346,275 2,146
Deutsche Bank 4/15/24 EUR 63,900 USD 69,902 (915)
Goldman Sachs 4/2/24 BRL 455,480 USD 91,165 (393)
Goldman Sachs 4/2/24 USD 91,070 BRL 455,480 298
Goldman Sachs 4/18/24 INR 6,193,701 USD 74,631 (400)
JPMorgan Chase 4/15/24 PLN 372,120 USD 94,375 (1,227)
Morgan Stanley 4/2/24 BRL 455,480 USD 91,409 (637)
Morgan Stanley 4/2/24 USD 91,165 BRL 455,480 393
Morgan Stanley 4/18/24 IDR 277,738,329 USD 17,643 (148)
RBC Dominion Securities 4/15/24 MXN 1,587,957 USD 94,015 1,246
UBS Investment Bank 4/15/24 CLP 30,076,102 USD 31,031 (351)
UBS Investment Bank 4/15/24 NOK 720,263 USD 69,155 (2,781)
UBS Investment Bank 4/15/24 USD 68,200 CHF 59,566 2,024
Wells Fargo 4/15/24 AUD 135,643 USD 89,745 (1,309)
Wells Fargo 4/15/24 JPY 20,152,473 USD 137,766 (4,287)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5,791)

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3,058 OMX Swedish Index contracts 4/24 72,122 $ 1,634
Short, 1,381 Euro STOXX contracts 6/24 (75,165) (2,095)
Short, 3,707 Government of Canada ten year bond
contracts 6/24 (329,335) (444)
Long, 1,430 Korea Stock Exchange KOSPI 200 Index
contracts 6/24 99,768 3,801
Short, 1,928 MSCI Emerging Markets Index contracts 6/24 (101,124) 314
Long, 220 NASDAQ 100 E-Mini contracts 6/24 81,290 415
Long, 388 S&P 500 E-Mini Index contracts 6/24 102,985 2,033
Long, 823 S&P 500 E-Mini Index Energy Sector
contracts 6/24 82,333 5,736
Short, 652 S&P 500 E-Mini Index Real Estate Select
Sector contracts 6/24 (31,834) 224
Long, 209 TOPIX Index contracts 6/24 37,961 585
Net payments (receipts) of variation margin to date (12,809)
Variation margin receivable (payable) on open futures contracts $ (606)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 3,051
Totals $ —# $ — $ 3,051+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 262,380  ¤  ¤ $ 277,938
T. Rowe Price Treasury Reserve
Fund, 5.37% 309,537  ¤  ¤ 227,711
Total $ 505,649^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,051 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $505,649.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Real Assets Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Real Assets Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 4,970 $ — $ 4,970
Common Stocks 6,184,352 3,507,434 3,490 9,695,276
Convertible Preferred Stocks — — 154,970 154,970
Equity Mutual Funds 141,653 — — 141,653
Preferred Stocks — — 149 149
Short-Term Investments 227,711 77,604 — 305,315
Securities Lending Collateral 277,938 — — 277,938
Options Purchased — 1,480 — 1,480
Total Securities 6,831,654 3,591,488 158,609 10,581,751
Swaps* — 4,122 — 4,122
Forward Currency Exchange
Contracts — 9,510 — 9,510
Futures Contracts* 14,742 — — 14,742
Total $ 6,846,396 $ 3,605,120 $ 158,609 $ 10,610,125
Liabilities
Swaps $ — $ 1,183 $ — $ 1,183
Forward Currency Exchange
Contracts — 15,301 — 15,301
Futures Contracts* 2,539 — — 2,539
Total $ 2,539 $ 16,484 $ — $ 19,023
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $39,090,000 for the period ended
March 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 3,490 $ — $ 3,490
Convertible Preferred Stocks 115,880 39,090 154,970
Preferred Stocks 149 — 149
Total $ 119,519 $ 39,090 $ 158,609

T. ROWE PRICE Real Assets Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F176-054Q1 03/24